Investments	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Investments, All Other Investments [Abstract]
Investments
Note 3—Investments
(A) Investments Measured at Fair Value
Investment in Arbutus
RSL owns 16,013,540 shares of common stock of Arbutus and 1,164,000 Arbutus Preferred Shares that are mandatorily convertible into shares of Arbutus common stock on October 18, 2021 subject to conversion earlier upon a sale, merger or other transaction considered a fundamental change of control of Arbutus. The Arbutus Preferred Shares are non-voting
and are convertible into common shares of Arbutus based on the subscription price plus 8.75% per annum, compounded annually, divided by a conversion price of $7.13 per share (which represented a 15% premium to the closing price of $6.20 per share on September 29, 2017). The fair value option was elected to continuously remeasure the investment to fair value each reporting period after the initial measurement. Due to the Company’s significant influence over operating and financial policies, Arbutus is considered a related party of the Company.
At June 30, 2021, RSL held 32% of issued and outstanding shares of Arbutus, including the conversion of the Arbutus Preferred Shares held by RSL into common shares.
At June 30, 2021 and March 31, 2021, the aggregate fair value of the
RSL
investment in Arbutus was $117.7 million and $129.4 million, respectively, with the Company recognizing an unrealized loss on its investments in Arbutus of $11.7 million and an unrealized gain of $31.5 million in the accompanying condensed consolidated statements of operations for the three months ended June 30, 2021 and 2020, respectively. The fair value of the common stock and preferred shares held by the Company was determined using the closing price of Arbutus’s common stock on June 30, 2021 and March 31, 2021 of $3.03 and $3.33, respectively
.
Investment in Sio
Following the completion of Sio’s underwritten public offering in February 2020, RSL’s ownership interest fell below
50.0
%. As such, the Company no longer has a controlling financial interest in Sio. Accordingly, the Company deconsolidated Sio in February 2020. Due to the Company’s significant influence over operating and financial policies, Sio remains a related party of the Company following deconsolidation. As the Company still has the ability to exercise significant influence over the operating and financial policies of Sio, the Company has determined that its retained interest represents an equity method investment after the date of deconsolidation. Upon deconsolidation, the retained interest was recorded at fair market value based on the closing price of Sio’s common stock. The fair value option was elected to continuously remeasure the investment to fair value each reporting period after the initial measurement. At June 30, 2021, RSL held 27% of Sio’s issued and outstanding common shares.
At June 30, 2021 and March 31, 2021, the fair value of the Company’s investment in Sio was $50.7 million and $48.5 million, respectively, with the Company recognizing unrealized gains on its investment in Sio of
$2.2 million and $7.1 million in the accompanying condensed consolidated statements of operations for the three months ended June 30, 2021 and 2020, respectively. The fair value of common shares held by the Company was determined using the closing price of Sio’s common stock on June 30, 2021 and March 31, 2021 of $2.73 and $2.61, respectively.
Other Investment
The Company holds an additional equity investment that is measured using the fair value option. The fair value of this investment was $11.9 million and $11.1 million as of June 30, 2021 and March 31, 2021, respectively.
(B) Investment Accounted for Using Measurement Alternative
Investment in Datavant
In April 2020, Datavant Holdings, Inc. (“Datavant”) completed an initial round of a Series B equity raise by which 13,411,311 Series B preferred shares were issued in April 2020 for gross proceeds of $27.2 million, including 1,065,234 Series B preferred shares issued and sold to RSL for a total purchase price of $2.5 million and 1,800,253 Series B shares issued relating to the conversion of certain liability instruments. As a result of this transaction, along with a restructuring of Datavant’s equity classes, RSL no longer controls Datavant. As such, the Company deconsolidated Datavant as of April 2020. Due to the Company’s significant influence over operating and financial policies, Datavant remains a related party of the Company following deconsolidation. Upon deconsolidation, the Company recorded its investment in Datavant based on the fair value of Datavant preferred shares held of $99.0 million. The Company accounts for its investment in Datavant using the measurement alternative to fair value. The investment will be remeasured upon future observable price changes in orderly transactions or upon impairment, if any. The Company recognized a gain on deconsolidation of $86.5 million in the accompanying condensed consolidated statements of operations for the three months ended June 30, 2020. In July 2020, Datavant issued and sold 639,140 Series B preferred shares to RSL at a price consistent with that of the initial round of Datavant’s Series B equity raise. At June 30, 2021 and March 31, 2021, the carrying value of the Company’s investment in Datavant was $100.6 million.
In June 2021, Datavant and CIOX Health, LLC entered into a definitive agreement to merge the two companies, subject to regulatory approvals. See Note 14, “Subsequent Events” for additional information.

Note 3—Investments
(A) Investments Measured at Fair Value
Investment in Arbutus
RSL owns 16,013,540 shares of common stock of Arbutus and 1,164,000 Arbutus Preferred Shares that are mandatorily convertible into shares of Arbutus common stock on October 18, 2021 subject to conversion earlier upon a sale, merger or other transaction considered a fundamental change of control of Arbutus. The Arbutus Preferred Shares are non-voting
and are convertible into common shares of Arbutus based on the subscription price plus 8.75% per annum, compounded annually, divided by a conversion price of $7.13 per share (which represented a 15% premium to the closing price of $6.20 per share on September 29, 2017). RSL’s investments in Arbutus have been measured using the fair value option. Due to the Company’s significant influence over operating and financial policies, Arbutus is considered a related party of the Company.
After conversion of the Arbutus Preferred Shares into common shares, based on the number of Arbutus’s common shares outstanding on October 2, 2017, the Company would hold 49.90% of Arbutus’s common shares. In addition, the Company agreed to a four-year standstill to not acquire greater than 49.99% of common shares or securities convertible into common shares of Arbutus.
At March 31, 2021 and 2020, the aggregate fair value of the Company’s investment in Arbutus was $129.4 million and $39.2 million, respectively, with the Company recognizing an unrealized gain on its investments in Arbutus of $90.2 million and an unrealized loss of $99.9 million in the accompanying consolidated statements of operations for the years ended March 31, 2021 and 2020, respectively. The fair value of the common stock and preferred shares held by the Company was determined using the closing price of Arbutus’s common stock on March 31, 2021 and 2020 of $3.33 and $1.01, respectively.
Investment in Sio
Following the completion of Sio’s underwritten public offering in February 2020, RSL’s ownership interest fell below 50.0%. As such, the Company no longer has a controlling financial interest in Sio. Accordingly, the Company deconsolidated Sio in February 2020. Due to the Company’s significant influence over operating and financial policies, Sio remains a related party of the Company following deconsolidation. As the Company still has the ability to exercise significant influence over the operating and financial policies of Sio, the Company has determined that its retained interest represents an equity method investment after the date of deconsolidation. Upon deconsolidation, the retained interest was recorded at fair market value based on the closing price of Sio’s common stock. The Company recognized a gain on deconsolidation of $107.3 million in the accompanying consolidated statements of operations for the year ended March 31, 2020. The fair value option was elected to continuously remeasure the investment to fair value each reporting period after the initial measurement.
At March 31, 2021 and 2020, the fair value of the Company’s investment in Sio was $48.5 million
and
$45.3 million, respectively, with the Company recognizing an unrealized gain on its investment in Sio of

$3.2 million and an unrealized loss of $31.6 million in the accompanying consolidated statements of operations for the years ended March 31, 2021 and 2020, respectively. The fair value of common shares held by the Company was determined using the closing price of Sio’s common stock on March 31, 2021 and 2020 of $2.61 and $2.44, respectively.
Other Investment
The Company holds an additional equity investment that is measured using the fair value option. The fair value of this investment was $11.1 million and $8.9 million as of March 31, 2021 and 2020, respectively.
(B) Investment Accounted for Using Measurement Alternative
Investment in Datavant
In April 2020, Datavant Holdings, Inc. (“Datavant”) completed an initial round of a Series B equity raise by which 13,411,311 Series B preferred shares were issued in April 2020 for gross proceeds of $27.2 million, including 1,065,234 Series B preferred shares issued and sold to RSL for a total purchase price of $2.5 million and 1,800,253 Series B shares issued relating to the conversion of certain liability instruments. As a result of this transaction, along with a restructuring of Datavant’s equity classes, RSL no longer controls Datavant. As such, the Company deconsolidated Datavant as of April 2020. Due to the Company’s significant influence over operating and financial policies, Datavant remains a related party of the Company following deconsolidation. Upon deconsolidation, the Company recorded its investment in Datavant based on the fair value of Datavant preferred shares held of $99.0 million. The Company accounts for its investment in Datavant using the measurement alternative to fair value. The investment will be remeasured upon future observable price changes in orderly transactions or upon impairment, if any. The Company recognized a gain on deconsolidation of $86.5 million in the accompanying consolidated statements of operations for the year ended March 31, 2021. In July 2020, Datavant issued and sold 639,140 Series B preferred shares to RSL at a price consistent with that of the initial round of Datavant’s Series B equity raise. At March 31, 2021, the carrying value of the Company’s investment in Datavant was $100.6 million.